Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Liabilities Carried at Fair Value (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Noncurrent Financial Assets
Derivative financial assets – net of current portion	₱ 215	₱ 499
Current Financial Assets
Short-term investments (Note 28)	1,074	2,738
Current portion of derivative financial assets	171	242
Total	104,220	96,594
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	8	2
Current Financial Liabilities
Current portion of derivative financial liabilities	141	225
Fair Value [Member]
Noncurrent Financial Assets
Available-for-sale financial investments: Listed equity securities	12,977	10,173
Derivative financial assets – net of current portion	215	499
Current Financial Assets
Short-term investments (Note 28)		2
Current portion of derivative financial assets	171	242
Total	13,363	10,916
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	8	2
Current Financial Liabilities
Current portion of derivative financial liabilities	141	225
Total	149	227
Level 1 [Member] | Fair Value [Member]
Noncurrent Financial Assets
Available-for-sale financial investments: Listed equity securities	12,977	10,173
Current Financial Assets
Total	12,977	10,173
Level 2 [Member] | Fair Value [Member]
Noncurrent Financial Assets
Derivative financial assets – net of current portion	215	499
Current Financial Assets
Short-term investments (Note 28)		2
Current portion of derivative financial assets	171	242
Total	386	743
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	8	2
Current Financial Liabilities
Current portion of derivative financial liabilities	141	225
Total	₱ 149	₱ 227